UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: 9/30/99

CHECK HERE IF AMENDMENT:           (X) AMENDMENT NUMBER: 01
THIS AMENDMENT (CHECK ONLY ONE.):  (X) IS A RESTATEMENT.
                                   ( ) ADDS NEW HOLDINGS ENTRIES

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:    Olson Mobeck & Associates, Inc.
ADDRESS: 35 Cold Spring Road
         Suite 111
         Rocky Hill, CT 06067

Form 13F File Number:  28-06454

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.


PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:  Robert J. Mobeck
TITLE: Secretary, Treasurer
PHONE: (860) 563-2368


REPORT TYPE (CHECK ONLY ONE.):

(X)        13F HOLDINGS REPORT

( )        13F NOTICE

( )        13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

       /s/ Robert J. Mobeck
       Rocky Hill, Ct
       11/15/99

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  0
Form 13F Information Table Value Total:  0


This Amendment No. 1 is filed for the purpose of rescinding the Form 13F Holdings Reported filed by Olson Mobeck & Associates, Inc. ("OMA") on October 25, 1999. OMA is filing a Form 13F Notice in substitution for the Form 13F Holdings Report being rescinded by this Amendment No. 1. The Form 13F Notice is being filed by OMA in conjunction with, and referes to, a Form 13F Holdings Report filed by People's Mutual Holdings, the corporate parent controlling OMA, for the period ended September 30, 1999.